Filed pursuant to Rule 497(e)

                               TD WATERHOUSE TRUST

                        SUPPLEMENT DATED OCTOBER 30, 2001
                      TO THE PROSPECTUS DATED MAY 30, 2001


The following supplements information on page 30 of the prospectus under the sub-heading "Pricing Your Shares":

ALL FUNDS

FUND BUSINESS DAYS. Each Fund's net asset value (NAV) per share is computed as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. (Eastern time), on each day during which the NYSE is open.

  Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).


The following supplements information on pages 8-9 of the prospectus:

TD WATERHOUSE ASIAN INDEX FUND AND TD WATERHOUSE EUROPEAN INDEX FUND

CHANGES TO THE MSCI(R) PACIFIC FREE INDEX AND THE MSCI(R) EUROPE INDEX. Morgan Stanley Capital International (MSCI), which administers each of the MSCI Pacific Free Index and the MSCI Europe Index, is implementing changes to the way it constructs these international indices. For example, there will be broader market coverage of each country represented in the indices. These changes are to be phased in and completed by May 2002. In the meantime, MSCI has set up "provisional" indices incorporating the changes, in order to ease the transition for investment managers and investment vehicles (such as the Funds) that seek to track these indices. Each of the TD Waterhouse Asian Index Fund and the TD Waterhouse European Index Fund will seek to track closely the total return of the respective provisional index (before the deduction of Fund expenses) until May 1, 2002, when it will seek to track the revised index.

                                                   Filed pursuant to Rule 497(e)

                               TD WATERHOUSE TRUST

                        SUPPLEMENT DATED OCTOBER 30, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 30, 2001


The following supplements information on page 59 of the Statement of Additional Information under the heading "Computation of Net Asset Value":

FUND BUSINESS DAYS. Each Fund's net asset value (NAV) per share is computed as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. (Eastern time), on each day during which the NYSE is open.

  Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).